AMERICAN INDEPENDENCE FUNDS TRUST II

(the “Trust”)

SUPPLEMENT DATED DECEMBER 23, 2013

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED DECEMBER 19, 2013

AMERICAN INDEPENDENCE MAR TACTICAL CONSERVATIVE FUND

(TICKER SYMBOLS:  TCMNX, TCMAX, TCMCX, TCMRX)

AMERICAN INDEPENDENCE MAR TACTICAL AGGRESSIVE GROWTH FUND

(TICKER SYMBOLS:  AGZIX, AGZAX, AGZCX, AGZRX)

Effective immediately, please be advised that shares of the American Independence MAR Tactical Conservative Fund and the MAR Tactical Aggressive Growth Fund are currently not available for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE